TRADE RECEIVABLES - Disclosure of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 16,711	$ 5,501
Wholesalers and pharmacies [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 16,711	$ 5,501